Income Taxes (The Company's Computation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [abstract]
Loss before income taxes	$ (13,039)	$ (10,766)
Statutory income tax rate	25.00%	25.00%
Income tax recovery at statutory rates	$ (3,260)	$ (2,692)
Non-deductible expenses	302	94
Withholding tax	300
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	3,244	2,622
Income taxes at different rates in foreign and other provincial jurisdictions	(233)	(256)
Other	(53)	231
Total	$ 300		[1]

[1]	Restated (Note 5)